Rights-to-Use Lease Assets, Net - Schedule of Rights-to-Use Lease Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Rights-to-use Lease Assets Net
Leased properties under operating lease	$ 1,292,677	$ 1,210,493
Less: accumulated amortization	(541,255)	(275,738)
Right-to-use asset, net	$ 751,422	$ 934,755